Inventories	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of June 30, 2014 and December 31, 2013 consist of the following (in millions):

	June 30, 2014	December 31, 2013
Raw materials	$2,217	$1,956
Work-in-process	1,144	949
Finished goods	5,473	4,505

Total inventories	$8,834	$7,410